Commitments and Contingent Liabilities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Employees with housing loans Minimum	Mar. 31, 2012 Employees with housing loans Maximum	Mar. 31, 2012 Loans related to affiliated companies, customers and other companies Minimum	Mar. 31, 2012 Loans related to affiliated companies, customers and other companies Maximum
Commitments and Contingencies Disclosure [Line Items]
Liability for discounted and transferred recourse receivables	$ 22,866	¥ 1,875,000
Contract terms under guarantee			10 years	30 years	1 year	11 years
Maximum amount of undiscounted payments under guarantee	1,133,598	92,955,000
Commitments for capital investment outstanding	$ 152,439	¥ 12,500,000